Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 23,980	₩ 17,886
Debt instruments	811,498	696,583
Deposits	1,724,245	1,614,796
Others	60,323	68,452
Fair value of plan assets	₩ 2,620,046	₩ 2,397,717